Debt	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Debt	Debt
As of June 30, 2020, the principal amount of our outstanding indebtedness totaled $30.8 billion, which excluded fair value adjustments of $63.3 million and debt issuance costs, debt discounts and debt premium of $145.6 million, and our undrawn lines of credit and other available secured debt were approximately $6.0 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of June 30, 2020, we remained in compliance with the financial covenants across our various debt obligations.
The following table provides a summary of our indebtedness as of June 30, 2020 and December 31, 2019:

	June 30, 2020						December 31, 2019
Debt obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
International Lease Finance Corporation (“ILFC”) Legacy Notes		$2,899,075	$—	$2,899,075	7.10%	2020-2022	$2,900,000
AerCap Trust (b) & AICDC (c) Notes		13,249,000	—	13,249,000	4.35%	2020-2028	12,500,000
Asia Revolving Credit Facility		950,000	950,000	—	—	2022	—
Citi Revolving Credit Facility		4,000,000	4,000,000	—	—	2024	—
Other unsecured debt		1,874,000	—	1,874,000	2.09%	2021-2023	2,024,000
Fair value adjustment		NA	NA	65,821	NA	NA	99,093
TOTAL UNSECURED		$22,972,075	$4,950,000	$18,087,896			$17,523,093
Secured
Export credit facilities	17	493,533	—	493,533	2.30%	2021-2030	565,312
Institutional secured term loans & secured portfolio loans	177	7,201,006	157,000	7,044,006	2.62%	2022-2030	7,303,496
AerFunding Revolving Credit Facility	46	2,500,000	554,965	1,945,035	2.17%	2022	875,145
Other secured debt	42	1,321,883	353,900	967,983	3.42%	2021-2037	1,062,756
Fair value adjustment		NA	NA	(2,305)	NA	NA	(2,835)
TOTAL SECURED		$11,516,422	$1,065,865	$10,448,252			$9,803,874
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	4.79%	2025-2079	2,250,000
Subordinated debt issued by joint ventures		43,521	—	43,521	—	2021-2023	47,521
Fair value adjustment		NA	NA	(220)	NA	NA	(222)
TOTAL SUBORDINATED		$2,293,521	$—	$2,293,301			$2,297,299
Debt issuance costs, debt discounts and debt premium		NA	NA	(145,557)	NA	NA	(138,135)
	282	$36,782,018	$6,015,865	$30,683,892			$29,486,131

(a)The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate alternatives.
(b)AerCap Global Aviation Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
Additional details of the principal terms of our indebtedness can be found in our Annual Report on Form 20-F for the year ended December 31, 2019, filed with the SEC on March 5, 2020. The material changes to our indebtedness since the filing of that report, except for scheduled repayments, are described below.
AerCap Trust & AICDC Notes and ILFC Legacy Notes
In June 2020, AerCap Trust and AICDC co-issued $1.25 billion aggregate principal amount of 6.5% Senior Notes due 2025. The proceeds from the offering were used for general corporate purposes. In July 2020, AerCap Trust and AICDC co-issued $1.25 billion aggregate principal amount of 4.5% Senior Notes due 2023. The proceeds from the offering will be used for general corporate purposes.

On June 4, 2020, AerCap Trust and AICDC completed the redemption of all $500.0 million outstanding aggregate principal amount of their 4.25% Senior Notes due 2020.

On July 13, 2020, we announced the offers to purchase (the “Tender Offer”) for cash by AerCap Trust, for its own account as successor to ILFC, or for its own account and on behalf of AICDC, as applicable, any and all of certain series of outstanding ILFC Legacy Notes and AerCap Trust & AICDC Notes. The Tender Offer was subject to the satisfaction or waiver of certain conditions and expired on July 17, 2020. Pursuant to the Tender Offer, AerCap Trust for an aggregate total consideration of approximately $1.5 billion repurchased and retired (i) $742.1 million aggregate principal amount of the 8.25% Senior Notes due 2020, (ii) $365.7 million aggregate principal amount of the 8.625% Senior Notes due 2022 and (iii) $334.5 million aggregate principal amount of the 4.625% Senior Notes due 2021. In each case, such notes were originally issued by ILFC and assumed by AerCap Trust.

On July 20, 2020, AerCap Trust and AICDC issued a notice of redemption for all $999.0 million outstanding aggregate principal amount of the 4.625% Senior Notes due 2020, which will be redeemed on August 19, 2020.

Institutional secured term loans and secured portfolio loans
During the three months ended June 30, 2020 we signed a $500.0 million, full recourse secured facility to finance a portfolio of aircraft, which will mature in 2027.
Revolving credit facilities
In March 2014, AICDC entered into the Citi Revolver, which was subsequently upsized and amended. In October 2019, AICDC amended the Citi Revolver, increased the size to $4.0 billion (with an option to increase the size by an additional $0.5 billion) and extended the maturity to February 2024.
In March 2020, AICDC borrowed the full amount available under the Citi Revolver. During the three months ended June 30, 2020, AICDC repaid the full outstanding amount under the Citi Revolver.
The obligations under the Citi Revolver are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. Availability of borrowings under the Citi Revolver is subject to the satisfaction of customary conditions precedent.
The Citi Revolver contains covenants customary for unsecured financings of this type, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum fixed charge coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness. The facilities also contain covenants that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.